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                               Diamond Hill Funds
                               ------------------

May 5, 2003


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

     Re:  Diamond Hill Funds
          File No. 333-22075 and 811-8061

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Diamond Hill Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 17) has been filed electronically.

     If you have any questions or require any further information, please contact the undersigned at (513) 362-8248.

Very truly yours,

/s/ Frank L. Newbauer
-------------------------
By: Frank L. Newbauer
Its: Assistant Secretary


             375 North Front Street, Suite 300, Columbus, Ohio 43215
                   Phone: (614) 255-3333 Fax: (614) 255-3363
                            Web: www.diamond-hill.com